Schedule of Consolidated Financial Statements (Details) (Parenthetical)			12 Months Ended
	Apr. 22, 2024 $ / shares	Apr. 22, 2024 RM / shares	Jun. 30, 2024
Manacollege Pte. Ltd. [Member]
Percentage of direct or indirect interests			100.00%
Nano Mana Pte. Ltd. [Member]
Percentage of direct or indirect interests			50.00%
Mobile Health Network Solutions Sdn. Bhd. [Member]
Capital injection | (per share)	$ 28.78	RM 100